Offerings	Nov. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.001 per share
Fee Rate	0.0087%
Offering Note	(1) See notes (2)(a) and (2)(b). Includes common shares of beneficial interest, if any, issuable upon conversion, exchange, exercise or settlement of any other securities whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest
Fee Rate	0.0087%
Offering Note	(2) (a) The offer and sale of an unspecified number of the securities of each identified class are being registered for possible issuance, including upon exercise, conversion, exchange or settlement of other securities or as part of units (b) The payment of all applicable registration fees for newly registered securities is being deferred pursuant to Rules 456(b) and 457(r). No additional registration fee is payable with respect to the securities carried forward pursuant to Rule 415(a)(6), as described in note (9) and (c) Includes preferred shares of beneficial interest, if any, issuable upon conversion, exchange, exercise or settlement of any other securities whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering Note	(3) See notes (2)(a) and (2)(b). Includes depositary shares, if any, issuable upon conversion, exchange, exercise or settlement of any other securities whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	(4) See notes (2)(a) and (2)(b). Includes warrants, if any, issuable upon conversion, exchange, exercise or settlement of any other securities whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.0087%
Offering Note	(5) See notes (2)(a) and (2)(b). Includes subscription rights, if any, issuable upon conversion, exchange, exercise or settlement of any other securities whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Units or Contracts
Fee Rate	0.0087%
Offering Note	(6) See notes (2)(a) and (2)(b).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	(7) See notes (2)(a) and (2)(b).
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	(8) See notes (2)(a) and (2)(b). Includes debt securities, if any, issuable upon conversion, exchange, exercise or settlement of any other securities whose offer and sale are registered by the registration statement to which this exhibit is attached.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.001 per share
Maximum Aggregate Offering Price	$ 199,062,233.91
Carry Forward Form Type	S-3
Carry Forward File Number	333-275356
Carry Forward Initial Effective Date	Nov. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,476.43
Offering Note	(9) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this registration statement includes common shares of beneficial interest, par value $0.001 per share (the "Common Shares"), having an aggregate offering price of up to $199,062,233.91 that remain unsold under the Registrant's registration statement on Form S-3 (File No. 333-275356), initially effective on November 7, 2023 (the "Prior Registration Statement"), and the related prospectus supplement dated February 14, 2025. Registration fees of $30,476.43 previously paid in connection with such unsold Common Shares will continue to be applied to those securities. Pursuant to Rule 415(a)(6), the offering of such unsold Common Shares under the Prior Registration Statement will be deemed terminated upon the effectiveness of this registration statement.